Income Taxes - Summary of Tax Credit (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Current income credit / (tax)
- Current year	$ (1,485)	$ (2,726)
- Prior years	0
Total current income credit / (tax)	(1,485)	(2,726)
Deferred income tax credit
- Current year	0	1,169
- Prior years	0	0
Total deferred income credit	0	1,169
Total income tax credit/(expense)	$ (1,485)	$ (1,557)